      As filed with the Securities and Exchange Commission on July 2, 2003

                              Investment Company Act File No. 811-______________

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-2

                        (Check appropriate box or boxes)

[X]     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ]             Amendment No.___

                                   ----------

                            EXCELSIOR ABSOLUTE RETURN
                         FUND OF FUNDS MASTER FUND, LLC

               (Exact name of Registrant as specified in Charter)

                               225 High Ridge Rd.
                               Stamford, CT 06905
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (203) 352-4497

                                   ----------
                              c/o Douglas Lindgren
                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Rd.
                               Stamford, CT 06905
                     (Name and address of agent for service)

                                    Copy to:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                               New York, NY 10022

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. Interests in Registrant are not being registered under the Securities Act of 1933, as amended (the "Securities Act"), and will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act. Investments in Registrant may only be made by individuals or entities meeting the definition of an "accredited investor" in Regulation D under the Securities Act and a "qualified client" within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

            EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC

                              CROSS REFERENCE SHEET
                                  PARTS A AND B

ITEM NO.   REGISTRATION STATEMENT CAPTION                       CAPTION IN PART A OR PART B
--------   ------------------------------                       ---------------------------
1.         Outside Front Cover                                  Not Required

2.         Inside Front and Outside Back Cover Page             Not Required

3.         Fee Table and Synopsis                               Fee Table

4.         Financial Highlights                                 Not Required

5.         Plan of Distribution                                 Not Required

6.         Selling Shareholders                                 Not Required

7.         Use of Proceeds                                      Not Required

8.         General Description of the Registrant                General Description of the Registrant

9.         Management                                           Management

10.        Capital Stock, Long-Term Debt, and Other Securities  Capital Stock, Long-Term Debt, and Other Securities

11.        Defaults and Arrears on Senior Securities            Not Applicable

12.        Legal Proceedings                                    General Information

13.        Table of Contents of the Statement of Additional     Not Applicable
           Information

14.        Cover Page                                           Not Applicable

15.        Table of Contents                                    Not Applicable

16.        General Information and History                      Not Applicable

17.        Investment Objective and Policies                    Investment Objective and Policies

18.        Management                                           Management

19.        Control Persons and Principal Holders of Securities  Control Persons and Principal Holders of Securities

20.        Investment Advisory and Other Services               Investment Advisory and Other Services

21.        Brokerage Allocation and Other Practices             Brokerage Allocation and Other Practices

22.        Tax Status                                           Tax Status

23.        Financial Statements                                 Financial Statements

                                     PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                     PART A

        Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

        Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "SEC") on July 2, 2003 (the "Feeder Fund's Registration Statement").

ITEM 3. FEE TABLE.

        This table describes the fees and expenses that you will pay if you buy and hold limited liability company interests in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Master Fund"). Because the Master Fund has not been operational for a full year, many of these expenses are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):
Management Fee                                                         [___]%
Other Expenses(1)
Total Annual Expenses                                                  [___]%

(1) "Other Expenses" are estimated based on Master Fund net assets of $___ million and anticipated expenses for the first year of the Master Fund's operations, and includes professional fees and other expenses, including, without limitation, offering costs of the Master Fund, including custody fees and expenses.

The purpose of the table above and the example below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled "The Adviser" and "Fees and Expenses" in the Feeder Fund's offering memorandum (the "Memorandum") included in the Feeder Fund's Registration Statement.

                          Example                                1 Year   3 Years   5 Years  10 Years
                                                                -------  --------  --------  --------
You would pay the following expenses on a $1,000
 investment in the Master Fund, assuming a 5% annual return:    $  [__]  $   [__]  $   [__]  $   [__]

The example above is based on the expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown and the actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples.

ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT.

        The Master Fund is a closed-end, non-diversified, management investment company that was organized as a limited liability company under the laws of the State of Delaware on June 17, 2003. Interests in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and Regulation D under, the Securities Act of 1933, as amended (the "Securities Act"). Investments in the Master Fund may be made only by "accredited investors," as defined in Regulation D under the Securities Act, and "qualified clients," as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). This

Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

        The Master Fund's objective is to provide attractive long-term risk-adjusted absolute returns in a variety of capital market conditions. Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement.

ITEM 9. MANAGEMENT

        A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Board of Managers," "The Adviser" and "The Investment Manager" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement. The following list identifies the specific sections of the Feeder Fund's prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)             Board of Managers

Item 9.1(b)             The Adviser and The Investment Manager

Item 9.1(c)             The Investment Manager

Item 9.1(d)             Administrator

Item 9.1(e) Additional Information and Summary of Limited Liability Company Agreement - Custodian

Item 9.1(f) The Master Fund bears all of the fees and expenses of its operations, including, but not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers (as defined in the Feeder Fund's Registration Statement) all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund's investments, including its investments in Portfolio Funds (as defined in the Feeder Fund's Registration Statement) transfer taxes and premiums, taxes withheld on foreign dividends and, if applicable in the event the Master Fund utilizes a Portfolio Account (as defined in the Feeder Fund's Registration Statement) brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees); all costs and expenses associated with the establishment of

                        Portfolio Accounts; any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Master Fund; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond; the advisory fee payable to U.S. Trust Hedge Fund Management, Inc., the Master Fund's investment adviser (the "Adviser"); fees and travel-related expenses of managers who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the board of managers.

Item 9.1(g)             Not Applicable

Item 9.2(a)             Not Applicable

Item 9.2(b)             Not Applicable

Item 9.2(c)             Not Applicable

Item 9.2(d)             Not Applicable

Item 9.3                None

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1. CAPITAL STOCK

        The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund will be a member (a "Member") of the Master Fund and his or her rights in the Master Fund will be established and governed by the limited liability company agreement of the Master Fund (the "Master Fund Agreement"). The following is a summary description of certain provisions of the Master Fund Agreement. The description of such provisions is not definitive and reference should be made to the complete text of the Master Fund Agreement.

        The security purchased by an Investor is a limited liability company interest (an "Interest") in the Master Fund. All Interests shall be fully paid and nonassessable. Investors shall have no preemptive or other rights to subscribe for any additional Interests.

        The management and operation of the Master Fund and its business and affairs will be vested solely in a board of managers (the "Board"), and the members of the Board will be the "managers" of the Master Fund (each, a "Manager," and collectively, the "Managers"). In no event shall any Member, in his or her capacity as such, have any role in the management of the Master Fund's affairs. The Members shall have power to vote only: (i) for the election of Managers as provided in the following paragraph; (ii) with respect to any amendment of the Master Fund Agreement, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Master Fund Agreement, applicable law or as the Board may consider necessary or desirable. With respect to any matter requiring the vote of Members, the Members shall vote in proportion to the value of their respective capital accounts as of the record date applicable to the consideration of such matter.

        There will normally be no meetings of Members for the purpose of electing Managers except that, in accordance with the 1940 Act: (i) the Master Fund will hold a meeting of Members for the election of Managers at such time as less than a majority of the Managers holding office have been elected by Members; and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the members of the Board holding office have been elected by the Members, that vacancy may be filled only by a vote of the Members.

        The Board may admit Members to the Master Fund from time to time upon the execution by a prospective investor of an appropriate signature page to the Master Fund Agreement or upon the completion and execution, and the acceptance of the same by the Board, of a subscription agreement in a form specified by the Board from time to time. The Board has the right to refuse to accept investments in the Master Fund for any reason. Interests will be issued only in a transaction or transactions not requiring registration under the Securities Act.

        The Master Fund may be dissolved (i) by written determination of the Board to dissolve the Master Fund; (ii) by vote of the Members of the Master Fund holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members, or (iii) as required by applicable law. The Board will call a meeting of Members for the purpose of determining whether the Master Fund should be dissolved in the event that the Master Fund does not at least once during any two-year period beginning on the date on which any Member has submitted, in accordance with procedures specified in the Master Fund Agreement, notice requesting to tender its entire Interest for repurchase.

ITEM 10.2. LONG-TERM DEBT.

        Not applicable.

ITEM 10.3. GENERAL.

        Not applicable.

ITEM 10.4. TAXES.

        Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement.

ITEM 10.5. OUTSTANDING SECURITIES.

        As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6. SECURITIES RATINGS.

        Not applicable.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES.

        Not applicable.

ITEM 12. LEGAL PROCEEDINGS.

        Not applicable.

ITEM 13. TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

        Not applicable.

                                     PART B

Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund's Registration Statement.

ITEM 14. COVER PAGE.

        Not applicable.

ITEM 15. TABLE OF CONTENTS.

        Not applicable.

ITEM 16. GENERAL INFORMATION AND HISTORY.

        Not applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES.

        Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

        Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment process, is incorporated by reference from the sections entitled "Investment Program" and "Investment Practices and Related Risk Factors" in the Feeder Fund's Memorandum, included in the Feeder Fund's Registration Statement.

ITEM 18. MANAGEMENT.

        Information about the Managers and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Managers, the committees of the Board of the Master Fund and the material factors considered by the Board and its conclusions thereto in approving the investment advisory agreement with the Adviser and the sub-advisory agreement between the Adviser and AIG Global Investment Corp. is incorporated by reference from the section titled "Board of Managers" and "The Advisory Agreement, the Sub-Advisory Agreement and the Management Agreement" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement.

ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

        None.

ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES.

        Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "The Adviser," "The Investment Manager," and "Additional Information and Summary of Limited Liability Company Agreement - Custodian" and "--Accountants and Legal Counsel" in the Feeder Fund's Memorandum, included in the Feeder Fund's Registration Statement.

ITEM 21. BROKERAGE ALLOCATION AND OTHER PRACTICES.

        A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Brokerage" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement.

ITEM 22. TAX STATUS.

        Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement.

ITEM 23. FINANCIAL STATEMENTS.

        The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

                                     PART C
                                OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

        (1)     Financial Statements:

                As Registrant has no assets, financial statements are omitted.

        (2)     Exhibits:

                (a)     (i)     Certificate of Formation of Registrant.  Filed
                        herewith.

                        (ii) Limited Liability Company Agreement of Registrant. Filed herewith.

                        (iii) Amendment to Certificate of Formation. Filed herewith.

                (b)     Not applicable.

                (c)     Not applicable.

                (d)     See Item 24(2)(a)(ii).

                (e)     Not applicable.

                (f)     Not applicable.

                (g)     (i)     Form of Investment Advisory Agreement. Filed
                        herewith.

                        (ii) Form of Investment Sub-Advisory Agreement. Filed herewith.

                (h)     Not applicable.

                (i)     Not applicable.

                (j)     Form of Custodian Agreement. Filed herewith.

                (k)     (i)     Form of Administration Agreement. Filed
                        herewith.

                (l)     Not applicable.

                (m)     Not applicable.

                (n)     Not applicable.

                (o)     See Item 24(1) above.

                (p)     Not applicable.

                (q)     Not applicable.

                (r) Code of Ethics. Included as Exhibit 24(2)(r) to the registration statement of Excelsior Absolute Return Fund of Funds, LLC filed with the SEC on July 2, 2003 and incorporated herein by reference.

ITEM 25.        MARKETING ARRANGEMENTS

        Not applicable.

ITEM 26.        OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

        Legal fees and expenses                       [   ]
        Accounting fees and expenses                  [   ]
        Blue Sky fees and expenses                    [   ]
        Printing                                      [   ]
        Offering expenses                              [__]

                  Total                             $ [   ]

ITEM 27.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        None.

ITEM 28.        NUMBER OF HOLDERS OF SECURITIES

        As of July __, 2003, the number of record holders of each class of securities of Registrant, is shown below:

        (1)                                    (2)
        Title of Class                         Number of Recordholders
        --------------                         -----------------------

        Limited liability company interests                  0

ITEM 29.        INDEMNIFICATION

        Reference is made to Section 3.8 of Registrant's Limited Liability Company Agreement (the "Master Fund Agreement"), filed herewith. Registrant hereby undertakes that it will apply the indemnification provision of the Master Fund Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of such Act remains in effect.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Managers, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Manager, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Manager, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.        BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each executive officer and director of U.S. Trust Hedge Fund Management, Inc. (the "Adviser") is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

        To the knowledge of Registrant, none of the managers or executive officers of the Adviser are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that the managers and officers of the Adviser also hold various positions with, and engage in business for, various subsidiaries of U.S. Trust Corporation, of which the Adviser is a subsidiary.

        The Adviser provides investment advisory services to Registrant. The Adviser is a Subsidiary of U.S. Trust Corporation, which in turn is a wholly-owned subsidiary of The Charles Schwab Corporation. Information with respect to each manager and executive officer of the Adviser is incorporated by reference to Form ADV filed by the Adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended (File no. 801-57894). The principal business address of the Adviser is 225 High Ridge Rd., Stamford, CT 06905.

        To the knowledge of Registrant, neither the directors nor any of the executive officers of AIG Global Investment Corp. ("AIG Global Investment Group"), the investment sub-adviser of the Registrant, has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.

         AIG Global Investment Group provides investment sub-advisory services for Registrant and certain other customers. AIG Global Investment Group is an indirect wholly-owned subsidiary of American International Group, Inc. Information with respect to each director and executive officer of AIG Global Investment Group is incorporated by reference to Form ADV filed by AIG Global with the SEC pursuant to the Advisers Act (File no. 801-18759). The principal business address of AIG Global Investment Group is 175 Water Street, New York, NY 10038.

ITEM 31.        LOCATION OF ACCOUNTS AND RECORDS

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of the Advisers at its offices at 225 High Ridge Rd., Stamford, CT 06905.

ITEM 32.        MANAGEMENT SERVICES

        Not applicable.

ITEM 33.        UNDERTAKINGS

        Not applicable.

                                    FORM N-2

            EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC

                                  EXHIBIT INDEX

(a) (i)         Certificate of Formation of Registrant

(a) (ii)        Limited Liability Company Agreement of Registrant

(a) (iii)       Amendment to Certificate of Formation of Registrant

(g) (i)         Form of Investment Advisory Agreement

    (ii)        Form of Investment Sub-Advisory Agreement

(j)             Form of Custodian Agreement

(k) (i)         Form of Administration Agreement

                                    FORM N-2

            EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC

                                    SIGNATURE

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, and the State of Connecticut, on the 2nd day of July, 2003.

                                         EXCELSIOR ABSOLUTE RETURN
                                          FUND OF FUNDS MASTER FUND, LLC

                                    By:       /s/  Douglas Lindgren
                                         -------------------------------
                                         Name:  Douglas Lindgren
                                         Title: President